GRANITESHARES ETF TRUST

GRANITESHARES FUNDS	TICKER SYMBOL
GraniteShares 2x Long GOOGL Daily ETF	GOU

SUPPLEMENT DATED NOVEMBER 24, 2025

TO THE PROSPECTUS DATED OCTOBER 24, 2025

The listing venue for the GraniteShares 2x Long GOGL Daily ETF, a series of GraniteShares ETF Trust, is the Nasdaq Stock Market.

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Investors Should Retain This Supplement for Future Reference